Note 4 - Intangibles And Goodwill (Details) - Summary of Intangible Assets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible Assets		$ 146,538	$ 122,314
Less: accumulated amortization	(42,410)	(39,851)	(5,888)
Intangibles , net	110,110	106,687	116,426
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	152,520	146,538	107,314
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets			$ 15,000